Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash equivalents
Federal deposit insurance corporation value
Cash deposit
Allowance accounts receivable
Inventory reserves
Depreciation expense	12,000,000	$ 500,000	21,000,000	$ 1,400,000	4,493	12,206
Impairment of intangible assets
Accounts receivables	280,000		280,000		641,000
Advertising costs
Shipping and handling
Maxmium percentage of tax benefit amount being realized upon ultimate settlement					50.00%
Research and development expense	$ 101,000	$ 243,000	222,000	539,000	$ 1,420,000	588,000
Direct labor cost			$ 46,000,000	$ 148,000,000		$ 294,000
Largest Customers One [Member]
Percentage of concentrations risk			15.00%		21.00%
Largest Customers Two [Member]
Percentage of concentrations risk			17.00%		38.00%
Deferred Revenue [Member]
Percentage of concentrations risk					100.00%	97.00%
Revenue [Member]
Percentage of concentrations risk					91.00%	99.00%
Accounts Receivables [Member]
Accounts receivables					$ 641,000,000
Accounts Receivables [Member] | Largest Customers One [Member]
Percentage of concentrations risk			13.00%		60.00%
Accounts Receivables [Member] | Largest Customers Two [Member]
Percentage of concentrations risk			14.00%		19.00%
Customer Contracts And Relationships [Member]
Finite-lived intangible asset, useful life			3 years		3 years
Patents and Other Intellectual Property [Member]
Finite-lived intangible asset, useful life			5 years		5 years
Non Compete Agreement [Member]
Finite-lived intangible asset, useful life			2 years		2 years
Software [Member]
Property, plant and equipment, useful life			5 years		5 years
Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life			1 year		1 year
Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life			8 years		8 years